Asset Retirement Obligations (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Asset Retirement Obligations [Line Items]
Risk-free discount rate percentage	12.50%
Accretion expense	$ 871,000	$ 1,037,000
Asset retirement obligation	14,808,000	$ 13,937,000
BGL’s [Member]
Asset Retirement Obligations [Line Items]
Accretion expense	$ 1,908,000